UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Revenues (including $4,435 and $5,430 respectively, from related parties)	$ 25,475	$ 43,811
EXPENSES:
Voyage expenses (including $549 and $330 respectively, to related party)	897	1,036
Operating lease expenses	0	5,378
Other vessel operating expenses	6,008	10,057
Vessel depreciation (Note 4)	5,051	6,870
Management fees-related parties (Note 5)	803	1,204
Dry-docking costs	330	0
General and administrative expenses (including $180 and $180 respectively, to related party)	769	1,024
Operating income	11,617	18,242
OTHER INCOME (EXPENSES):
Interest and finance costs	(5,739)	(9,992)
Interest income	74	60
Equity (losses)/gains in unconsolidated joint ventures	532	(747)
Total other expenses, net	(5,133)	(10,679)
Net income	6,484	7,563
Less: Preferred shares dividend (Note 13)	(529)	0
Less: Deemed dividend equivalents on preferred shares related to redemption value (Note 13)	(2,100)	0
Net income attributable to common shareholders	$ 3,855	$ 7,563
Earnings per common share, basic (Note 10) (in dollars per share)	$ 0.68	$ 1.63
Earnings per common share, diluted (Note 10) (in dollars per share)	$ 0.61	$ 1.63
Weighted average common shares outstanding, basic (Note 10) (in shares)	5,708,877	4,626,197
Weighted average common shares outstanding, diluted (Note 10) (in shares)	10,712,777	4,626,197
Comprehensive Income:
Net income	$ 6,484	$ 7,563
Change in foreign currency translation adjustments	(928)	776
Total Comprehensive Income	5,556	8,339
Related Party [Member]
REVENUES:
Revenues (including $4,435 and $5,430 respectively, from related parties)	5,430	4,435
EXPENSES:
Voyage expenses (including $549 and $330 respectively, to related party)	330	549
General and administrative expenses (including $180 and $180 respectively, to related party)	$ 180	$ 180